Unit-Based Compensation	3 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Unit-Based Compensation	Unit-Based Compensation
Long-Term Incentive Plan
Restricted Units: The Company granted 14,766 restricted units to certain executives on April 29, 2019. Restricted units vest over a two- to three-year period and the holder receives dividends, in arrears, once the units vest. The Company has accrued for these dividends and are reported in accrued liabilities and other non-current liabilities. The total expense is amortized on a straight-line basis, over the vesting period. The Company recorded $166 thousand and $153 thousand of unit-based compensation expense for the three months ended December 31, 2020 and 2019 related to this issuance. Approximately $601 thousand of additional unit-based compensation expense will be recognized associated with this grant over the next 14 months.
The Company granted 15,767 restricted units to certain executives effective February 1, 2020 which vest over a three-year period and the Company simultaneously repurchased 1,229 shares from these executives for payment of their employee tax withholding obligations, resulting in a net issuance of 14,538. The total expense is amortized on a straight-line basis, over the vesting period. The Company recorded $122 thousand and $0 of unit-based compensation expense for the three months ended December 31, 2020 and 2019 related to this issuance. Approximately $1.1 million of additional unit-based compensation expense will be recognized associated with this grant over the next 26 months.
On October 1, 2020, the Company granted 13,309 restricted units to certain executives which vest over a three-year period. The total expense is amortized on a straight-line basis, over the vesting period. The Company recorded $125 thousand of unit-based compensation expense for the three months ended December 31, 2020 related to this issuance. Approximately $1.4 million of additional unit-based compensation expense will be recognized associated with this grant over the next 33 months.
On October 5, 2020, an executive of the Company forfeited 904 restricted units from the grant dated April 29, 2019 and 1,802 restricted units from the grant dated February 1, 2020 totaling a total forfeiture of 2,706 restricted units.
Total unit-based compensation expense of $413 thousand and $153 thousand, respectively, is included in general and administrative costs on the Company's condensed consolidated statement of operations for all of the issuances outstanding at December 31, 2020 and 2019. The Company will recognize any forfeited units, and any unpaid dividends for those units, as they occur as a reduction to accrued liabilities and members' equity on the consolidated balance sheet.